Operating profit (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Information About Profit Loss

	2017	2016	2015
The following items have been included in operating profit:	£m	£m	£m
Employee costs (Note 9)	9,122	8,212	8,030
Advertising	1,351	1,265	1,059
Distribution costs	405	395	376
Depreciation of property, plant and equipment	988	978	892
Impairment of property, plant and equipment, net of reversals	327	180	346
Amortisation of intangible assets	934	796	738
Impairment of intangible assets, net of reversals	690	22	217
Net foreign exchange losses	215	53	47
Inventories:
Cost of inventories included in cost of sales	8,526	8,093	7,602
Write-down of inventories	701	533	488
Reversal of prior year write-down of inventories	(352)	(145)	(65)
Operating lease rentals:
Minimum lease payments	110	91	101
Contingent rents	4	4	8
Sub-lease payments	5	4	7
Fees payable to the company’s auditor and its associates in relation to the Group (see below)	29.2	29.7	33.1

Summary of Auditors Remuneration

Fees payable to the company’s auditor and its associates:	2017 £m	2016 £m	2015 £m
Audit of parent company and consolidated financial statements	7.0	5.8	7.5
Audit of the company’s subsidiaries	16.2	16.4	16.3
Attestation under s.404 of Sarbanes-Oxley Act 2002	4.5	4.4	4.3

Audit and audit-related services	27.7	26.6	28.1
Taxation compliance	0.2	0.2	0.3
Taxation advice	0.1	1.8	3.2
Other assurance services	1.0	0.3	1.1
All other services	0.2	0.8	0.4

	29.2	29.7	33.1

Pension schemes [member]
Summary of Auditors Remuneration	In addition to the above, fees paid in respect of the GSK pension schemes were:

	2017 £m	2016 £m	2015 £m
Audit	0.3	0.4	0.3
Other services	0.1	—	—